Consolidated Statements of Cash Flows (Parenthetical) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Unamortized original issue discount	$ 1,500	$ 900